Postemployment Benefits Pension Plans - Weighted Average Assumptions Used, Pension Benefit Obligation (Details) - Pension Plans	Dec. 28, 2019	Dec. 29, 2018
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.40%	4.40%
Rate of compensation increase	4.10%	4.10%
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.00%	2.90%
Rate of compensation increase	3.70%	3.90%